Label	Element	Value
NEOS Enhanced Income 20+ Year Treasury Bond ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.80%
NEOS Enhanced Income 20+ Year Treasury Bond ETF | Northern US Government Money Market Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
NEOS Enhanced Income 20+ Year Treasury Bond ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
NEOS Enhanced Income 20+ Year Treasury Bond ETF | S&P 500 Index Purchased/Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%	[1]

[1]
*	Represents less than 0.05%.